LEASE (Schedule of Components of Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Fixed cost and variable payments that depend on an index or rate	$ 21,104	$ 16,995
Short-term lease cost	1,854	1,031
Total operating lease cost	$ 22,958	$ 18,026